PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4   -   PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2 0 1 6	2 0 1 5
Cost: (1)
Office furniture and equipment	115	100
Laboratory equipment	426	378
Computers and auxiliary equipment	335	396
	876	874
Accumulated depreciation (2)	462	505
Property and equipment, net	414	369

Depreciation expenses amounted to $130, $92 and $78 for the years ended December 31, 2016, 2015 and 2014, respectively.

(1)	Includes disposals amounted to $173 in the year ended December 31, 2016. In the years ended December 31, 2015 and 2014 there were no disposals.
(2)	Includes disposals amounted to $173 in the year ended December 31, 2016. In the years ended December 31, 2015 and 2014 there were no disposals.